Cash Flow Information - Schedule of Amounts for Leases Recognized in Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Statement [Abstract]
Cash payments for the interest portion of lease liabilities	$ 31.1	$ 29.5
Cash payments for leases not included in the measurement of lease liabilities	48.4	52.5
Cash used in operating activities	79.5	82.0
Net cash used in financing activities	149.5	124.1
Total cash used for leases	$ 229.0	$ 206.1